Note 9 - Notes Payable, Related Parties (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Payable [Abstract]
Notes Payable, Related Parties
9. Notes payable, related parties

The notes payable, related parties as amended were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. The notes payable, related parties bear interest at 8% per annum, as amended. All remaining unpaid accrued interest and principal was due on December 31, 2018, as amended. HealthTronics, Inc. is a related party because it is a shareholder in the Company and has a security agreement with the Company detailed below.

The Company is a party to a security agreement with HealthTronics, Inc. to provide a first security interest in the assets of the Company. During any period when an Event of Default occurs, the applicable interest rate shall increase by 2% per annum. An Event of Default under the notes payable, related parties occurred on December 31, 2016 (“Default”). As a result of the Default, the notes payable, related parties have been accruing interest at the rate of 10% per annum since January 2, 2017 and continue to accrue interest at such rate. The Company will be required to make mandatory prepayments of principal on the notes payable, related parties equal to 20% of the proceeds received by the Company through the issuance or sale of any equity securities in cash or through the licensing of the Company’s patents or other intellectual property rights. For the three months ended June 30, 2020, additional mandatory prepayments of principal and interest on the notes payable, related parties were due on June 30, 2020. The Company has not made the mandatory prepayments of principal to HealthTronics, Inc. on the notes payable, related parties as amended from proceeds received through the issuance or sale of any equity securities in cash through June 30, 2020.

The notes payable, related parties had an aggregate outstanding principal balance of $5,372,743 at June 30, 2020 and December 31, 2019.

Accrued interest, related parties currently payable totaled $2,229,713 at June 30, 2020 and $1,859,977 at December 31, 2019. Interest expense on notes payable, related parties totaled $187,172 and $112,984 for the three months ended June 30, 2020 and 2019, respectively and $369,736 and $332,671 for the six months ended June 30, 2020 and 2019, respectively.

As of June 30, 2020, we are in default under the notes, as amended, and as a result HealthTronics, Inc. could, among other rights and remedies, exercise its rights under its first priority security interest in our assets. The Company entered into a letter agreement with HealthTronics, Inc., pursuant to which the Company paid off all outstanding debt due and owed to HealthTronics (see Note 18).

11. Notes payable, related parties

The notes payable, related parties as amended were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. The notes payable, related parties bear interest at 8% per annum, as amended. All remaining unpaid accrued interest and principal is due on December 31, 2018, as amended. HealthTronics, Inc. is a related party because they are a shareholder in the Company and have a security agreement with the Company detailed below.

The Company is a party to a security agreement with HealthTronics, Inc. to provide a first security interest in the assets of the Company. During any period when an Event of Default occurs, the applicable interest rate shall increase by 2% per annum. Events of Default under the notes payable, related parties have occurred and are continuing on account of the failure of SANUWAVE, Inc., a Delaware corporation, a wholly owned subsidiary of the Company and the borrower under the notes payable, related parties, to make the required payments of interest which were due on December 31, 2016, March 31, 2017, June 30, 2017, September 30, 2017, December 31, 2017, June 30, 2018, September 30, 2018, December 31, 2018, March 31, 2019, June 30, 2019, September 30, 2019 and December 31, 2019 (collectively, the “Defaults”). As a result of the Defaults, the notes payable, related parties have been accruing interest at the rate of 10% per annum since January 2, 2017 and continue to accrue interest at such rate. The Company will be required to make mandatory prepayments of principal on the notes payable, related parties equal to 20% of the proceeds received by the Company through the issuance or sale of any equity securities in cash or through the licensing of the Company’s patents or other intellectual property rights. The Company has not made the mandatory prepayments of principal to HealthTronics, Inc. on the notes payable, related parties from proceeds received through the issuance or sale of any equity securities in cash through December 31, 2019.

The notes payable, related parties had an aggregate outstanding principal balance of $5,372,743, net of $0 debt discount at December 31, 2019, and 2018.

Accrued interest currently payable totaled $1,859,977 and $1,171,782 at December 31, 2019 and 2018, respectively. Interest expense on notes payable, related parties totaled $688,195 and $787,586 for the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2019, we are in default under the notes, as amended by the Third Amendment, and as a result HealthTronics, Inc. could, among other rights and remedies, exercise its rights under its first priority security interest in our assets. We are in negotiations with HealthTronics, Inc. to address the event of default.